Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 4,155	$ 3,536
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	2,076	2,088
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,091	14
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	894	1,078
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	48	139
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans		190
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	46	27
Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	3,758	2,922
Loans 90 Days or More Past Due and Non - Accrual [Member] | Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	2,076	2,088
Loans 90 Days or More Past Due and Non - Accrual [Member] | Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,039	0
Loans 90 Days or More Past Due and Non - Accrual [Member] | Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	595	752
Loans 90 Days or More Past Due and Non - Accrual [Member] | Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 48	$ 82